Common Stock and Warrants (Tables)	6 Months Ended
Dec. 31, 2022
Common Stock and Warrants
Summarizes information about shares issuable under warrants outstanding
	Warrant Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding and exercisable as of June 30, 2020	1,349,850	$9.00	3.97
Issued	1,797,933	9.50	4.91
Exercised	-	-	-
Expired or cancelled	-	-	-
Outstanding and exercisable as of June 30, 2021	3,147,783	$9.29	4.51
Issued	274,727	5.50	4.67
Exercised	-	-	-
Expired or cancelled	-	-	-
Outstanding and exercisable as of June 30, 2022	3,422,510	$8.98	3.60
Issued	-	-	-
Exercised	-	-	-
Expired or cancelled	-	-	-
Outstanding and exercisable as of December 31, 2022	3,422,510	$8.98	3.10